Summary of Significant Accounting Policies - Suppliers Accounted for 10% or More of Research and Development Expenses (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research and Development Expenses | Concentration of Suppliers
Significant Accounting Policies [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%